Fair values of financial assets and liabilities - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 22,356	£ 24,753	[1]	£ 22,051
Derivative liabilities	(20,149)	(24,042)	[1]	£ (18,060)
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	77	78
Derivative liabilities	(116)	(39)
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	21,857	24,122
Derivative liabilities	(19,589)	(23,395)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	422	553
Derivative liabilities	£ (444)	£ (608)

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.